SCHEDULE OF LEASE OBLIGATIONS (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Operating Lease
2023	$ 12,186
2024	49,598
2025	51,720
2026	53,280
2027	54,876
Total payments	221,660
Amount representing interest	(26,406)
Total lease liability	195,254
Less current portion	(39,184)
Lease obligation – long term	$ 156,070